Agera Laboratories, Inc.	9 Months Ended
Sep. 30, 2011
Agera Laboratories, Inc. [Abstract]
Agera Laboratories, Inc.

Note 7 — Agera Laboratories, Inc.

On August 10, 2006, the Predecessor Company acquired 57% of the outstanding common shares of Agera. Agera is a skincare company that has proprietary rights to a scientifically-based advanced line of skincare products. Agera markets its product primarily in the United States and Europe. The results of Agera’s operations and cash flows have been included in the consolidated financial statements from the date of the acquisition. The assets and liabilities of Agera have been included in the consolidated balance sheets since the date of the acquisition.